Leases - Narrative (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2022 renewal_option	May 31, 2020 renewal_option	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Leases [Abstract]
Operating lease, cost			$ 2,702	$ 2,167	$ 2,126
Variable lease, cost			3,205	2,227	$ 2,575
Lease cost			$ 1,857	$ 2,370
Term of contract	12 years	10 years
Number of renewal options | renewal_option	13	5
Renewal term	1 year	1 year